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American Century International Bond Fund | GLOBAL BOND FUND

American Century International Bond Funds Prospectus Supplement Global Bond Fund
Supplement dated August 1, 2020 ■ Prospectus dated March 1, 2020
The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	4.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	0.83%	0.73%	0.63%	0.83%	0.83%	0.83%	0.63%	0.58%	0.58%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.84%	0.74%	0.64%	1.09%	1.84%	1.34%	0.64%	0.59%	0.59%
Fee Waiver	0.04%²	0.04%²	0.04%²	0.04%²	0.04%²	0.04%²	0.04%²	0.04%²	0.58%³
Total Annual Fund Operating Expenses After Fee Waiver	0.80%	0.70%	0.60%	1.05%	1.80%	1.30%	0.60%	0.55%	0.01%

[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

[2]
The advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

[3]
The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$82	$265	$463	$1,034
I Class	$72	$233	$408	$915
Y Class	$61	$201	$353	$795
A Class	$552	$778	$1,021	$1,715
C Class	$183	$576	$993	$2,153
R Class	$133	$421	$731	$1,608
R5 Class	$61	$201	$353	$795
R6 Class	$56	$185	$326	$735
G Class	$1	$3	$6	$13

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century International Bond Fund - GLOBAL BOND FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	none	4.50%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	none	[1]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century International Bond Fund - GLOBAL BOND FUND	INVESTOR CLASS		I CLASS		Y CLASS		A CLASS		C CLASS		R CLASS		R5 CLASS		R6 CLASS		G CLASS
Management Fees (as a percentage of Assets)	0.83%		0.73%		0.63%		0.83%		0.83%		0.83%		0.63%		0.58%		0.58%
Distribution and Service (12b-1) Fees	none		none		none		0.25%		1.00%		0.50%		none		none		none
Other Expenses (as a percentage of Assets):	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	0.84%		0.74%		0.64%		1.09%		1.84%		1.34%		0.64%		0.59%		0.59%
Fee Waiver or Reimbursement	(0.04%)	[1]	(0.04%)	[1]	(0.04%)	[1]	(0.04%)	[1]	(0.04%)	[1]	(0.04%)	[1]	(0.04%)	[1]	(0.04%)	[1]	(0.58%)	[2]
Net Expenses (as a percentage of Assets)	0.80%		0.70%		0.60%		1.05%		1.80%		1.30%		0.60%		0.55%		0.01%
[1]	The advisor has agreed to waive 0.04 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century International Bond Fund - GLOBAL BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	82	265	463	1,034
I CLASS	72	233	408	915
Y CLASS	61	201	353	795
A CLASS	552	778	1,021	1,715
C CLASS	183	576	993	2,153
R CLASS	133	421	731	1,608
R5 CLASS	61	201	353	795
R6 CLASS	56	185	326	735
G CLASS	1	3	6	13